Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Income before income taxes	R$ 428,433	R$ 273,462	R$ 335,054
Adjustments to reconcile income before income taxes
Depreciation and amortization	206,220	154,220	108,744
Write-off of property and equipment	1,697	1,604
Write-off of intangible assets	25	2,374
Allowance for doubtful accounts	42,708	47,819	32,081
Share-based compensation expense	31,274	43,377	32,610
Net foreign exchange differences	852	17,973	4,613
Net loss (gain) on derivatives			(20,739)
Accrued interest	200,081	108,437	25,543
Interest on lease liability	88,571	67,212	44,458
Share of income of associate	(12,184)	(11,797)	(7,698)
Provision for legal proceedings	(766)	10,664	5,354
Changes in assets and liabilities
Trade receivables	(129,165)	(79,665)	(164,286)
Inventories	(363)	(3,720)	(3,110)
Recoverable taxes	(2,230)	(2,327)	(13,709)
Other assets	(1,048)	(19,425)	(23,902)
Trade payables	9,975	14,479	4,475
Taxes payables	(3,915)	(14,902)	(552)
Advances from customers	8,387	36,009	(1,951)
Labor and social obligations	21,247	23,449	11,125
Other liabilities	(12,811)	(2,693)	22,771
Total	876,988	666,550	390,881
Income taxes paid	(33,089)	(35,683)	(19,374)
Net cash flows from operating activities	843,899	630,867	371,507
Investing activities
Acquisition of property and equipment	(168,132)	(125,869)	(89,832)
Acquisition of intangibles assets	(128,892)	(150,931)	(47,753)
Dividends received	6,754	11,770
Acquisition of subsidiaries, net of cash acquired	(301,199)	(1,017,125)	(919,965)
Restricted cash		8,103	14,788
Net cash flows used in investing activities	(591,469)	(1,274,052)	(1,042,762)
Financing activities
Payments of loans and financing	(118,378)	(158,076)	(155,090)
Issuance of loans and financing	496,885	809,539	605,041
Payments of lease liabilities	(113,512)	(87,751)	(55,455)
Treasury shares	(152,317)	(213,722)
Capital increase			5,444
Proceeds from shares public offering			389,170
Share issuance costs			(19,704)
Proceeds from exercise of stock options		33,336
Dividends paid to non-controlling interests	(19,736)	(18,648)	(12,984)
Net cash flows from (used in) financing activities	92,942	364,678	756,422
Net foreign exchange differences	(852)	(17,973)	16,666
Net increase in cash and cash equivalents	344,520	(296,480)	101,833
Cash and cash equivalents at the beginning of the period	748,562	1,045,042	943,209
Cash and cash equivalents at the end of the period	R$ 1,093,082	R$ 748,562	R$ 1,045,042